Notes Related to the Consolidated Statement of Income (Loss) - Summary of Number of Outstanding Free Shares (Detail) - Free Shares AGA Plan [member]	6 Months Ended
Jun. 30, 2019
Disclosure of Fair Value of Equity Instruments Granted [line items]
Outstanding at December 31, 2018	342,020
Granted during the year	130,350
Forfeited during the year	(26,553)
Acquired during the year	0
Outstanding at June 30, 2019	445,817